UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-3056

                                  TRIDAN CORP.
               (Exact name of registrant as specified in charter)

              261 West 35th Street, 16th Floor, New York, NY 10001
                    (Address of principal executive offices)

      I. Robert Harris, c/o Kantor, Davidoff, Wolfe, Mandelker & Kass, P.C.
                     51 East 42nd Street, New York, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 239-0515

Date of fiscal year end:   April 30, 2008

Date of reporting period:  January 31, 2008

Item 1.     Schedule of Investments.

            Attached on the following pages is a schedule of the registrant's investments as of the close of its fiscal quarter ended January 31, 2008.

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
--------------------------------------------------------------------------------

(Unaudited)

                                                                                JANUARY 31,
                                                              2008                                      2007
                                             ---------------------------------------   ---------------------------------------
                                               Principal     Amortized      Market       Principal     Amortized      Market
                                                Amount         Cost          Value        Amount         Cost          Value
                                             -----------   -----------   -----------   -----------   -----------   -----------
Bethlehem N.Y. Cent
    School District
    5.000%, due November 1, 2015             $   500,000   $   538,672   $   556,230   $   500,000   $   543,516   $   541,675

Cattaraugus Cnty.
    N.Y. Public
    5.200%, due June, 2014                       275,000       290,334       298,722       275,000       292,782       292,240
    5.000%, due June 1, 2015                     275,000       291,183       300,129       275,000       293,920       292,875

City of N.Y. General Purpose
    Unlimited Tax
    6.750%, due February 1, 2009                 500,000       511,973       523,210       500,000       519,441       529,110

City of New York
    Ref Unlimited Tax
    6.000%, due May 15, 2030                     150,000       172,891       164,088       150,000       176,604       161,879

Clarkstown N.Y. Central
    School District
    5.250%, due April 15, 2015                   400,000       427,583       448,092       400,000       431,569       434,376

Cleveland Hill Union
    Free School District
    5,500%, due October 15, 2011               1,480,000     1,494,951     1,564,848     1,480,000     1,496,430     1,557,922


Monroe County, N.Y. - Rochester
    Pub Improvement
    6.000%, due June 1, 2010                      10,000         9,597        10,212        10,000        10,033        10,385
    6.000%, due March 1, 2012                    445,000       482,703       499,971       445,000       491,404       490,070

Mt. Sinai, N.Y. Union Free School District
    AMBAC Insured
    6.200%, due February 15, 2011              1,070,000     1,068,319     1,180,799     1,070,000     1,067,997     1,167,145

Niagara County
    Var. rate, due Sept. 1, 2021                 120,000       120,000       120,000            --           --            --

City of Buffalo
    New York Sewer
    5.000%, due July 1, 2011                   1,110,000     1,155,198     1,203,429     1,110,000     1,167,569     1,163,979

TRIDAN CORP.

--------------------------------------------------------------------------------

(Unaudited)

                                                                                JANUARY 31,
                                                              2008                                      2007
                                             ---------------------------------------   ---------------------------------------
                                               Principal     Amortized      Market       Principal     Amortized      Market
                                                Amount         Cost          Value        Amount         Cost          Value
                                             -----------   -----------   -----------   -----------   -----------   -----------

New York City Municipal
    Water Fin Authority
    Var.rate, due June 15, 2038/2025         $   100,000   $   100,000   $   100,000   $   100,000   $   100,000   $   100,000

Niagara Falls Bridge
    Commission N.Y.
    5.250%, due October 1, 2015                2,000,000     2,086,618     2,203,300     2,000,000     2,105,853     2,146,673

Nassau County Interim
    Finance Authority
    5.75%, due November 15, 2013               1,100,000     1,119,279     1,202,135     1,100,000     1,124,162     1,178,749

N.Y.S. Dormitory Authority - State
    University Educational Facilities
    7-1/2%, due May 15, 2011                     420,000       417,122       462,917       450,000       444,726       491,807

N.Y.S. Dormitory Authority -
    Pace University
    6.500%, due July 1, 2009                   1,000,000     1,024,827     1,059,170     1,000,000     1,036,431     1,063,600

N.Y.S. Dormitory Authority, Revs.
    5.5%, due May 15, 2018.                    1,155,000     1,297,347     1,338,830     1,155,000     1,311,187     1,310,948
    5.0%, due July 1, 2020                     1,745,000     1,826,881     1,893,534     1,745,000     1,833,471     1,872,751
    5.0%, due Oct. 1, 2019                       585,000       629,277       642,523            --            --            --
    5.0%, due July 1, 2021                     1,035,000     1,072,795     1,103,093     1,035,000     1,077,207     1,099,780

N.Y.S. Environmental Facilities
    Pollution Control - Revolving Fund
    5.750%, due June 15, 2008                    190,000       190,700       192,640       190,000       191,663       195,435
    5.200%, due May 15, 2014                          --            --            --       575,000       625,046       625,732
    5.250%, due December 15, 2012                400,000       431,737       445,196       400,000       438,085       431,944
    5.0%, due Oct.1, 2018                        430,000       466,111       477,063            --            --            --
    5.0 %, due June 22, 2006                   1,000,000     1,055,079     1,107,880     1,000,000     1,062,147     1,072,550
    5.25%, due July 1, 2021                    1,000,000     1,112,102     1,135,380            --            --            --
    5.000%, due July 1, 2019
                                               1,000,000     1,105,792     1,160,140     1,000,000     1,115,135     1,142,370

N.Y.S. Dormitory Authority
    City University Gen'l
    5.750%, due July 1, 2013                     215,000       235,340       236,068       215,000       238,933       231,450

N.Y.S. Dormitory Authority -
    Personal Income Tax Ed.
    5.500%, due March 15, 2011                 1,000,000     1,048,139     1,090,170     1,000,000     1,062,180     1,066,060

TRIDAN CORP.

--------------------------------------------------------------------------------

(Unaudited)

                                                                                JANUARY 31,
                                                              2008                                      2007
                                             ---------------------------------------   ---------------------------------------
                                               Principal     Amortized      Market       Principal     Amortized      Market
                                                Amount         Cost          Value        Amount         Cost          Value
                                             -----------   -----------   -----------   -----------   -----------   -----------

N.Y.S. Dormitory Authority Revs.
   5.25%, due November 15, 2023              $ 1,400,000   $ 1,508,675   $ 1,533,770   $ 1,400,000   $ 1,522,453     1,488,952
   Var. Rate, due Feb. 15, 2021                  100,000       100,000       100,000            --            --            --

N.Y.S. Local Gov't
   Asst Corp.
   5.500%, due April 1, 2017                     240,000       263,609       278,102       240,000       266,120       269,513
   Var. rate, due April 1, 2025                       --            --            --            --            --            --

Jay St. Dev, Corp
    Var. rate, due May 10, 2021                       --            --            --       100.000       100,000       100,000

New York, NY Pub IMPT.
    Var. rate, due November 15, 2023                  --            --            --       100,000       100,000       100,000

Long Island Power Authority
    Var. rate, due May 12, 2033                       --            --            --       100,000       100,000       100,000

Port Authority of NY and NJ
    5.0%, due August 1, 2024                     100,000       100,000       100,000            --            --            --

Puerto Rico Public
    Bldgs.
    5.000%, due July 1, 2028                     500,000       511,695       522,255       500,000       513,172       522,835

Commonwealth of Puerto Rico, G.O
    5.500%, due July 1, 2017                     700,000       774,768       779,863       700,000       782,578       789,901
    5.500%, due July 1, 2015                     500,000       548,289       569,270       500,000       554,487       559,125
    6.25%, due July 1, 2015                      285,000       327,983       341,407       285,000       332,845       336,314
    5.000%, due July 1, 2035                          --            --            --     1,000,000     1,084,316     1,036,020

Sachem County
    5.25%, due October 15, 2019                  500,000       554,840       567,405       500,000       559,512       559,065

Suffolk County Water Authority
    6.000%, due June 1, 2009                   1,000,000     1,016,201     1,029,820     1,000,000     1,027,654     1,036,750

Suffolk County Judicial
    FACS Agency
    5.75%, due October 15, 2011                1,340,000     1,355,904     1,423,455     1,340,000     1,358,984     1,420,467

Triborough Bridge or Tunnel
    Authority N.Y. Revs
    5.500%, due January 1, 2019                1,000,000     1,131,275     1,168,440     1,000,000     1,019,463     1,103,440
    6.000%, due January 1, 2012                1,500,000     1,529,229     1,620,525     1,500,000     1,535,239     1,601,955
    5.50%, due October 15, 2019                1,000,000     1,016,850     1,146,480     1,000,000     1,142,403     1,145,620

TRIDAN CORP.

--------------------------------------------------------------------------------

(Unaudited)

                                                                                JANUARY 31,
                                                              2008                                      2007
                                             ---------------------------------------   ---------------------------------------
                                               Principal     Amortized      Market       Principal     Amortized      Market
                                                Amount         Cost          Value        Amount         Cost          Value
                                             -----------   -----------   -----------   -----------   -----------   -----------

Metropolitan Transit Auth.
    Var. rate, due November 1, 2026                   --            --            --       100,000       100,000       100,000

Chenango Valley NY
    Central School District
    4.00%, due June 15, 2011                     190,000       193,406       198,628       190,000       195,828       191,573

N.Y.S. Thruway Authority
    Hwy & Bridge
     5.25%, due April 1, 1013                  1,000,000     1,069,974     1,111,240     1,000,000     1,083,207     1,077,730
     5.00%, due April 1, 2017                         --            --            --     1,000,000     1,075,820     1,068,090

Pleasantville, NY
      Public IMPT. Tax
      5.00%, due January 1, 2016                 440,000       474,609       487,238       440,000       478,922       475,900

Municipal Securities Trust CTFS
     Var. rate, due March 15, 2016                    --            --            --            --            --            --

New York St. HSG. Fin Svc Contract
    Var. Rate, due March 15, 2026                100,000       100,000       100,000            --            --            --

New York City Transl Fin Auth
     Var. rate, due November 1, 2022             100,000       100,000       100,000            --            --            --
     Var. rate, due August 1, 2031               300,000       300,000       300,000            --            --            --
     6.0 %, due January 1, 2032                  750,000       814,276       838,017       750,000       821,873       812,790

Nassau Health Care Corp NY Rev
Var. rate, due August 1, 2029                         --            --            --       100,000       100,000       100,000
                                             -----------   -----------   -----------   -----------   -----------   -----------

                                             $33,755,000   $35,574,133   $37,035,684   $34,025,000   $36,112,367   $36,667,545
                                             ===========   ===========   ===========   ===========   ===========   ===========

Item 2.     Controls and Procedures.

            (a) The registrant's management, with the participation of its chief executive and chief financial officers, have evaluated the effectiveness of the company's disclosure controls and procedures, within the 90-day period prior to the filing date of this report. Based on that evaluation, the registrant's chief executive and chief financial officers have concluded that such controls and procedures are effective to ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

            (b) There has been no change in the registrant's internal control over financial reporting that occurred during its last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits.

            Filed herewith as exhibits are the separate certifications for the registrant's principal executive and principal financial officers.

                                   SIGNATURES

      Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Tridan Corp.
           ---------------------------------------------------------------------


By (Signature and Title) /s/ Peter Goodman
                        --------------------------------------------------------
                         Peter Goodman, President and Chief Executive Officer

Date   March 20, 2008
    -----------------------

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title) /s/ Peter Goodman
                        --------------------------------------------------------
                         Peter Goodman, President and Chief Executive Officer

Date   March 20, 2008
    -----------------------


By (Signature and Title) /s/ Warren F. Pelton
                        --------------------------------------------------------
                         Warren F. Pelton, Treasurer and Chief Financial Officer

Date   March 20, 2008
    -----------------------